Offerings	Jan. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950 %Notes due2030
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	0.98865
Maximum Aggregate Offering Price	$ 346,027,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,976.81
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on
Form N-2 (File
No. 333-265951)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000
Carry Forward Form Type	N-2
Carry Forward File Number	333-250965
Carry Forward Initial Effective Date	Feb. 11, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 16,365
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on
Form N-2 (File
No. 333-265951)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.